UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	CONSUMER DISCRETIONARY – 18.7%
1,770,000	American Eagle Outfitters, Inc.	$28,054,500
480,000	Bright Horizons Family Solutions, Inc.*	33,172,800
430,000	Burlington Stores, Inc.*	38,274,300
700,000	Core-Mark Holding Co., Inc.	22,764,000
805,000	Five Below, Inc.*	31,032,750
610,000	Hibbett Sports, Inc.*	17,995,000
365,000	LKQ Corp.*	11,526,700
295,000	Monro Muffler Brake, Inc.	16,962,500
1,000,000	Ollie's Bargain Outlet Holdings, Inc.*	31,350,000
415,000	Pool Corp.	47,604,650
530,000	Texas Roadhouse, Inc.	22,419,000
		301,156,200
	CONSUMER STAPLES – 2.1%
965,000	elf Beauty, Inc.*	26,730,500
162,673	Snyder's-Lance, Inc.	6,438,597
		33,169,097
	ENERGY – 2.0%
235,000	PDC Energy, Inc.*	15,883,650
435,000	RSP Permian, Inc.*	17,178,150
		33,061,800
	FINANCIALS – 5.5%
890,000	BankUnited, Inc.	35,270,700
760,000	PRA Group, Inc.*	31,008,000
430,000	Stifel Financial Corp.*	23,202,800
		89,481,500
	HEALTH CARE – 26.9%
310,000	ABIOMED, Inc.*	36,570,700
585,000	Acadia Healthcare Co., Inc.*	26,161,200
510,000	Aduro Biotech, Inc.*	5,737,500
1,580,000	Akorn, Inc.*	32,879,800
610,000	DBV Technologies S.A. - ADR*1	22,222,300
1,640,000	Depomed, Inc.*	26,879,600
1,160,000	Globus Medical, Inc. - Class A*	32,259,600
415,000	Ligand Pharmaceuticals, Inc.*	43,421,450
360,000	Nevro Corp.*	34,556,400
1,055,000	Omnicell, Inc.*	40,116,375
345,000	Pacira Pharmaceuticals, Inc.*	15,076,500
170,000	Penumbra, Inc.*	13,056,000
295,000	Prothena Corp. PLC*1	17,301,750
355,000	Retrophin, Inc.*	7,550,850

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
625,000	Sage Therapeutics, Inc.*	$42,125,000
1,370,000	Spectranetics Corp.*	38,120,250
		434,035,275
	INDUSTRIALS – 14.4%
720,000	A.O. Smith Corp.	36,259,200
670,000	Beacon Roofing Supply, Inc.*	30,444,800
1,150,000	KEYW Holding Corp.*	11,408,000
1,450,000	Manitowoc Foodservice, Inc.*	27,637,000
450,000	Middleby Corp.*	62,419,500
205,000	Waste Connections, Inc.[1]	17,914,950
310,000	Watsco, Inc.	45,963,700
		232,047,150
	INFORMATION TECHNOLOGY – 24.1%
130,000	BroadSoft, Inc.*	5,564,000
255,000	Cavium, Inc.*	16,705,050
690,000	Criteo S.A. - ADR*1	32,416,200
450,000	Electronics For Imaging, Inc.*	20,731,500
285,000	Ellie Mae, Inc.*	27,234,600
450,000	Envestnet, Inc.*	17,392,500
660,000	EPAM Systems, Inc.*	48,595,800
420,000	Euronet Worldwide, Inc.*	34,767,600
455,000	Fortinet, Inc.*	16,994,250
220,000	GrubHub, Inc.*	7,713,200
265,000	Hortonworks, Inc.*	2,634,100
275,000	Inphi Corp.*	12,908,500
100,000	Littelfuse, Inc.	16,145,000
635,000	MAXIMUS, Inc.	37,890,450
1,290,000	Rambus, Inc.*	16,202,400
420,000	Silicon Laboratories, Inc.*	28,350,000
760,897	Synchronoss Technologies, Inc.*	20,605,091
225,000	WEX, Inc.*	25,026,750
		387,876,991
	REAL ESTATE – 1.4%
535,000	Education Realty Trust, Inc. - REIT	22,550,250

	TOTAL COMMON STOCKS (Cost $1,089,604,935)	1,533,378,263

	MUTUAL FUNDS – 1.9%
2,539,625	Oak Ridge International Small Cap Fund - Class I2	29,612,028

	TOTAL MUTUAL FUNDS (Cost $25,427,950)	29,612,028

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.5%
56,986,616	Fidelity Institutional Government Portfolio, 0.44%[3]	$56,986,616

	TOTAL SHORT-TERM INVESTMENTS (Cost $56,986,616)	56,986,616

	TOTAL INVESTMENTS – 100.5% (Cost $1,172,019,501)	1,619,976,907
	Liabilities in Excess of Other Assets – (0.5)%	(7,513,583)

	TOTAL NET ASSETS – 100.0%	$1,612,463,324

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	AUSTRALIA – 2.7%
65,976	Mineral Resources Ltd.	$565,523
64,667	Navitas Ltd.	244,429
58,576	Regis Resources Ltd.	151,795
40,670	Resolute Mining Ltd.	50,202
9,550	Sandfire Resources NL	47,153
26,687	Southern Cross Media Group Ltd.	26,497
		1,085,599
	AUSTRIA – 0.5%
6,190	Oesterreichische Post A.G.	225,100

	BELGIUM – 0.8%
43,558	AGFA-Gevaert N.V.*	177,896
2,518	Bekaert S.A.	111,442
2,091	bpost S.A.	51,948
		341,286
	CHINA – 8.1%
396,000	China Communications Services Corp. Ltd. - Class H	264,752
466,000	China Foods Ltd.	207,701
283,000	Far East Consortium International Ltd.	129,052
230,000	Great Wall Motor Co., Ltd. - Class H	282,652
40,000	Jiangsu Expressway Co., Ltd. - Class H	52,764
177,000	Kingboard Chemical Holdings Ltd.	625,881
846,000	Man Wah Holdings Ltd.	556,887
57,000	Melco International Development Ltd.	87,524
282,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	170,735
6,900	Television Broadcasts Ltd.	30,176
1,018,000	Xinyi Glass Holdings Ltd.	923,201
		3,331,325
	DENMARK – 1.0%
7,555	Dfds A/S	415,601

	FINLAND – 0.7%
3,290	Cargotec Oyj	159,917
34,679	Sponda OYJ	145,270
		305,187
	FRANCE – 0.5%
42,074	Derichebourg S.A.	191,849

	GERMANY – 6.6%
26,331	Aareal Bank A.G.	972,453
40,048	ADVA Optical Networking S.E.*	421,609
2,325	Carl Zeiss Meditec A.G.	100,596
45,899	Deutz A.G.	276,931

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
6,126	Duerr A.G.	$508,304
941	Grammer A.G.	56,217
457	Indus Holding A.G.	28,178
6,077	Jenoptik A.G.	135,492
10,902	Kloeckner & Co. S.E.*	142,873
1,492	Suedzucker A.G.	38,094
		2,680,747
	GIBRALTAR – 0.5%
73,453	888 Holdings PLC	211,454

	ISLE OF MAN – 0.4%
28,191	Paysafe Group PLC*	147,969

	ITALY – 5.9%
102,204	A2A S.p.A.	141,953
13,576	Biesse S.p.A.	288,233
8,247	Brembo S.p.A.	553,936
1,685	DiaSorin S.p.A.	106,663
475,660	Saras S.p.A.	866,760
116,970	Unipol Gruppo Finanziario S.p.A.	444,384
		2,401,929
	JAPAN – 31.5%
19,700	Alpine Electronics, Inc.	285,825
10,600	Arcs Co., Ltd.	239,089
22,600	Benesse Holdings, Inc.	695,029
14,100	BML, Inc.	307,616
16,300	Canon Marketing Japan, Inc.	325,144
14,100	Ci:z Holdings Co., Ltd.	413,543
8,800	CyberAgent, Inc.	244,782
7,100	DCM Holdings Co., Ltd.	63,135
12,000	Doutor Nichires Holdings Co., Ltd.	231,359
41,700	EDION Corp.	380,086
112,500	FIDEA Holdings Co., Ltd.	215,297
3,500	Ito En Ltd.	119,632
4,200	J-Oil Mills, Inc.	156,829
12,000	Kaga Electronics Co., Ltd.	215,657
14,100	Kanamoto Co., Ltd.	357,944
28,000	Kanematsu Corp.	48,600
2,700	Keihin Corp.	45,182
4,200	Kohnan Shoji Co., Ltd.	80,078
11,300	Komeri Co., Ltd.	279,017
42,000	Marudai Food Co., Ltd.	183,560
16,300	Miraca Holdings, Inc.	780,578

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
3,500	Mochida Pharmaceutical Co., Ltd.	$263,875
43,900	NET One Systems Co., Ltd.	336,054
78,000	Nippon Chemi-Con Corp.	236,753
64,000	Nippon Soda Co., Ltd.	373,136
48,100	Nissin Electric Co., Ltd.	565,580
7,600	Nitto Kogyo Corp.	106,614
8,900	Plenus Co., Ltd.	192,981
125,200	Round One Corp.	939,460
7,900	Saizeriya Co., Ltd.	186,275
42,000	Sankyu, Inc.	268,797
20,000	Sanyo Shokai Ltd.	31,510
69,500	Sega Sammy Holdings, Inc.	1,022,596
55,900	Seino Holdings Co., Ltd.	643,861
20,500	Shinko Shoji Co., Ltd.	236,668
57,000	Shinmaywa Industries Ltd.	587,022
27,800	Tatsuta Electric Wire and Cable Co., Ltd.	113,333
25,200	Tokyo Dome Corp.	252,123
3,200	Toppan Forms Co., Ltd.	30,449
11,800	Toshiba Plant Systems & Services Corp.	165,743
56,000	Toshiba TEC Corp.*	297,583
3,500	TV Asahi Holdings Corp.	71,343
3,400	Yamazen Corp.	31,656
9,900	Yuasa Trading Co., Ltd.	285,073
		12,906,467
	MALTA – 0.8%
35,004	Kindred Group PLC	328,068

	NETHERLANDS – 2.3%
18,040	BE Semiconductor Industries N.V.	689,664
5,900	TKH Group N.V.	240,650
		930,314
	NORWAY – 2.3%
22,772	Grieg Seafood A.S.A.	210,512
13,816	Salmar A.S.A.	349,211
16,851	TGS Nopec Geophysical Co. A.S.A.	369,844
		929,567
	SINGAPORE – 0.4%
44,500	SATS Ltd.	158,770

	SPAIN – 1.5%
51,869	Mediaset Espana Comunicacion S.A.	608,866

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN – 6.0%
44,830	Axfood A.B.	$685,368
27,878	Betsson A.B.	249,699
20,643	Intrum Justitia A.B.	746,675
34,579	Klovern A.B. - A Shares	35,435
7,923	Loomis A.B. - Class B	245,855
20,142	Mycronic A.B.	222,583
14,892	Peab A.B.	140,892
6,310	Wihlborgs Fastigheter A.B.	125,478
		2,451,985
	SWITZERLAND – 6.9%
686	dormakaba Holding A.G.	566,886
139	Forbo Holding A.G.	189,596
1,372	Georg Fischer A.G.	1,189,094
7,824	Kardex A.G.	789,099
417	Tecan Group A.G.	69,541
		2,804,216
	UNITED KINGDOM – 16.5%
982	ASOS PLC*	66,190
204,758	Booker Group PLC	505,861
26,515	Dialog Semiconductor PLC*	1,397,382
87,744	Electrocomponents PLC	517,384
1,789	Go-Ahead Group PLC	43,732
31,276	Greggs PLC	379,550
77,132	Hays PLC	155,814
8,836	Inchcape PLC	82,286
63,035	JD Sports Fashion PLC	275,167
561,897	Ladbrokes Coral Group PLC	853,408
106,123	Pagegroup PLC	559,519
8,341	PayPoint PLC	100,912
223,508	QinetiQ Group PLC	768,508
9,006	Spectris PLC	271,554
24,844	Stagecoach Group PLC	63,998
10,896	SuperGroup PLC	199,695
24,499	WH Smith PLC	514,360
		6,755,320
	TOTAL COMMON STOCKS (Cost $35,782,166)	39,211,619

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 5.0%
2,051,892	Fidelity Institutional Government Portfolio, 0.44%[1]	$2,051,892

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,051,892)	2,051,892

	TOTAL INVESTMENTS – 100.9% (Cost $37,834,058)	41,263,511
	Liabilities in Excess of Other Assets – (0.9)%	(355,347)

	TOTAL NET ASSETS – 100.0%	$40,908,164

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	CONSUMER DISCRETIONARY – 11.7%
430	AMC Entertainment Holdings, Inc. - Class A	$13,481
690	American Axle & Manufacturing Holdings, Inc.*	13,676
80	American Outdoor Brands Corp.*	1,555
190	American Public Education, Inc.*	4,589
189	Caleres, Inc.	5,645
90	Capella Education Co.	6,849
150	Cooper-Standard Holding, Inc.*	16,800
340	Discovery Communications, Inc. - Class A*	9,778
490	Francesca's Holdings Corp.*	8,315
90	Hooker Furniture Corp.	2,970
420	Marcus Corp.	13,104
750	MCBC Holdings, Inc.	11,010
120	Speedway Motorsports, Inc.	2,558
610	Stoneridge, Inc.*	10,303
140	Sturm Ruger & Co., Inc.	6,979
420	Tower International, Inc.	11,613
120	tronc, Inc.	1,752
		140,977
	CONSUMER STAPLES – 4.3%
840	Avon Products, Inc.*	3,696
10	Coca-Cola Bottling Co. Consolidated	1,721
120	Dean Foods Co.	2,189
70	Ingles Markets, Inc. - Class A	3,280
550	Omega Protein Corp.	13,997
230	Pilgrim's Pride Corp.	4,687
362	SpartanNash Co.	12,634
160	USANA Health Sciences, Inc.*	9,288
		51,492
	ENERGY – 0.3%
280	Archrock, Inc.	3,822

	FINANCIALS – 9.9%
600	Berkshire Hills Bancorp, Inc.	21,210
240	Boston Private Financial Holdings, Inc.	4,128
130	Charter Financial Corp.	2,542
460	Enova International, Inc.*	6,601
410	First BanCorp*1	2,616
390	Flagstar Bancorp, Inc.*	11,076
570	Heritage Insurance Holdings, Inc.	8,413
90	Horizon Bancorp	2,335
120	MainSource Financial Group, Inc.	4,110

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
700	OFG Bancorp[1]	$9,030
500	Opus Bank	10,800
90	Popular, Inc.[1]	3,965
40	Republic Bancorp, Inc. - Class A	1,383
710	Seacoast Banking Corp. of Florida*	16,493
130	Third Point Reinsurance Ltd.*1	1,612
240	Universal Insurance Holdings, Inc.	6,468
470	Valley National Bancorp	5,814
		118,596
	HEALTH CARE – 11.9%
340	AngioDynamics, Inc.*	5,559
90	BioSpecifics Technologies Corp.*	4,758
110	Cambrex Corp.*	6,198
153	Civitas Solutions, Inc.*	2,831
420	CorVel Corp.*	16,968
150	Emergent BioSolutions, Inc.*	4,707
130	Exactech, Inc.*	3,159
110	Heska Corp.*	10,201
110	INC Research Holdings, Inc. - Class A*	4,802
150	LeMaitre Vascular, Inc.	3,321
130	LHC Group, Inc.*	6,243
240	Magellan Health, Inc.*	16,596
310	Orthofix International N.V.*1	11,070
190	Phibro Animal Health Corp. - Class A	5,292
220	PRA Health Sciences, Inc.*	12,982
290	Premier, Inc. - Class A*	9,115
624	Quality Systems, Inc.*	9,522
460	SciClone Pharmaceuticals, Inc.*	4,554
420	Sucampo Pharmaceuticals, Inc. - Class A*	4,935
		142,813
	INDUSTRIALS – 22.6%
1,149	ACCO Brands Corp.*	15,397
100	Applied Industrial Technologies, Inc.	6,305
190	ArcBest Corp.	5,577
50	Argan, Inc.	3,445
620	CECO Environmental Corp.	7,006
260	Comfort Systems USA, Inc.	9,919
1,100	Continental Building Products, Inc.*	26,895
200	EMCOR Group, Inc.	12,296
50	Global Brass & Copper Holdings, Inc.	1,683
310	Harsco Corp.	4,371

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
290	Herman Miller, Inc.	$8,642
170	ICF International, Inc.*	7,301
609	Kimball International, Inc. - Class B	9,988
850	Knoll, Inc.	18,997
110	MasTec, Inc.*	4,318
270	MYR Group, Inc.*	10,128
460	Navigant Consulting, Inc.*	10,718
1,110	NCI Building Systems, Inc.*	17,760
490	Orion Group Holdings, Inc.*	4,586
510	Quad/Graphics, Inc.	13,846
1,010	Steelcase, Inc. - Class A	16,160
210	Supreme Industries, Inc. - Class A	4,106
820	Swift Transportation Co.*	17,810
280	Vectrus, Inc.*	6,779
160	Viad Corp.	7,552
40	VSE Corp.	1,627
650	Wabash National Corp.	13,747
310	YRC Worldwide, Inc.*	3,980
		270,939
	INFORMATION TECHNOLOGY – 20.5%
1,640	Amkor Technology, Inc.*	16,105
360	Barracuda Networks, Inc.*	8,518
750	Brightcove, Inc.*	6,300
450	Carbonite, Inc.*	8,752
60	Cardtronics, PLC.*1	2,645
230	Ciena Corp.*	6,058
310	Cirrus Logic, Inc.*	16,765
420	Control4 Corp.*	6,271
410	CSG Systems International, Inc.	16,158
690	Daktronics, Inc.	6,465
1,120	DHI Group, Inc.*	5,544
340	EVERTEC, Inc.[1]	5,729
770	Extreme Networks, Inc.*	4,812
280	GoDaddy, Inc.*	10,318
130	Hackett Group, Inc.	2,621
20	Itron, Inc.*	1,294
360	Kemet Corp.*	3,899
170	LogMeIn, Inc.	15,597
330	ManTech International Corp. - Class A	12,085
450	NeoPhotonics Corp.*	4,568
300	Net 1 UEPS Technologies, Inc.*	3,990

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
780	Nuance Communications, Inc.*	$13,283
140	PCM, Inc.*	3,766
850	Progress Software Corp.	24,378
130	Rubicon Project, Inc.*	1,136
810	Sigma Designs, Inc.*	4,739
270	Sonus Networks, Inc.*	1,593
710	Travelport Worldwide Ltd.[1]	9,017
1,030	TTM Technologies, Inc.*	16,645
330	Web.com Group, Inc.*	6,352
		245,403
	MATERIALS – 9.0%
160	Chase Corp.	14,632
210	Domtar Corp.	7,999
590	Greif, Inc. - Class A	33,648
320	KMG Chemicals, Inc.	11,763
200	Koppers Holdings, Inc.*	8,770
200	OMNOVA Solutions, Inc.*	1,850
360	Rayonier Advanced Materials, Inc.	4,773
70	Stepan Co.	5,293
280	Trinseo S.A.[1]	19,362
		108,090
	REAL ESTATE – 0.8%
160	Summit Hotel Properties, Inc. - REIT	2,462
260	Urban Edge Properties - REIT	7,210
		9,672
	TELECOMMUNICATION SERVICES – 1.3%
530	FairPoint Communications, Inc.*	8,401
1,023	Windstream Holdings, Inc.	7,638
		16,039
	UTILITIES – 0.8%
50	El Paso Electric Co.	2,442
410	NRG Yield, Inc. - Class C	7,134
		9,576
	TOTAL COMMON STOCKS (Cost $1,029,336)	1,117,419

	EXCHANGE-TRADED FUNDS – 2.1%
180	iShares Russell 2000 ETF	24,811

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,201)	24,811

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 5.1%
61,639	Fidelity Institutional Government Portfolio, 0.44%[2]	$61,639

	TOTAL SHORT-TERM INVESTMENTS (Cost $61,639)	61,639

	TOTAL INVESTMENTS – 100.3% (Cost $1,116,176)	1,203,869
	Liabilities in Excess of Other Assets – (0.3)%	(3,884)

	TOTAL NET ASSETS – 100.0%	$1,199,985

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017

Number of Shares		Value

	COMMON STOCKS – 89.4%
	CONSUMER DISCRETIONARY – 11.3%
26	Amazon.com, Inc.*	$21,971
41	Netflix, Inc.*	5,828
48	Time Warner, Inc.	4,714
		32,513
	INFORMATION TECHNOLOGY – 78.1%
33	Accenture PLC - Class A1	4,043
25	Adobe Systems, Inc.*	2,959
28	Alphabet, Inc. - Class C*	23,050
39	Analog Devices, Inc.	3,195
229	Apple, Inc.	31,371
95	Applied Materials, Inc.	3,441
42	Autodesk, Inc.*	3,625
45	Broadcom Ltd.[1]	9,492
53	Cavium, Inc.*	3,472
303	Cisco Systems, Inc.	10,357
112	Corning, Inc.	3,092
106	Criteo S.A. - ADR*1	4,980
49	Electronic Arts, Inc.*	4,238
48	Ellie Mae, Inc.*	4,587
49	EPAM Systems, Inc.*	3,608
100	Facebook, Inc. - Class A*	13,554
35	Fidelity National Information Services, Inc.	2,879
101	Fortinet, Inc.*	3,772
273	Intel Corp.	9,883
31	International Business Machines Corp.	5,574
35	KLA-Tencor Corp.	3,154
39	Lam Research Corp.	4,623
42	MAXIMUS, Inc.	2,506
348	Microsoft Corp.	22,265
99	Oracle Corp.	4,216
42	Palo Alto Networks, Inc.*	6,380
100	QUALCOMM, Inc.	5,648
182	Rambus, Inc.*	2,286
72	salesforce.com, Inc.*	5,857
106	Synchronoss Technologies, Inc.*	2,870
158	Visa, Inc. - Class A	13,895
		224,872
	TOTAL COMMON STOCKS (Cost $226,198)	257,385

Oak Ridge Technology Insights Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 22.7%
65,368	Fidelity Institutional Government Portfolio, 0.44%[2]	$65,368

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,368)	65,368

	TOTAL INVESTMENTS – 112.1% (Cost $291,566)	322,753
	Liabilities in Excess of Other Assets – (12.1)%	(34,745)

	TOTAL NET ASSETS – 100.0%	$288,008

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.3%
	CONSUMER DISCRETIONARY – 21.8%
216	AMC Entertainment Holdings, Inc. - Class A	$6,772
180	American Axle & Manufacturing Holdings, Inc.*	3,568
44	ASOS PLC*	2,966
579	Barratt Developments PLC	3,675
71	Caleres, Inc.	2,121
42	Capella Education Co.	3,196
162	Compass Group PLC	3,011
61	Cooper-Standard Holding, Inc.*	6,832
149	Discovery Communications, Inc. - Class A*	4,285
165	DR Horton, Inc.	5,280
286	Electrolux A.B.	7,585
200	Francesca's Holdings Corp.*	3,394
35	Hyatt Hotels Corp. - Class A*	1,797
164	InterContinental Hotels Group PLC	7,725
1,300	JD Sports Fashion PLC	5,675
1,355	Kingfisher PLC	5,535
2,341	Ladbrokes Coral Group PLC	3,555
171	Liberty Global PLC - Class A*1	6,105
1,600	Man Wah Holdings Ltd.	1,053
87	Marcus Corp.	2,714
91	Metropole Television S.A.	1,927
89	Nutrisystem, Inc.	4,138
2	NVR, Inc.*	3,870
408	Persimmon PLC	10,434
168	Peugeot S.A.*	3,197
34	Speedway Motorsports, Inc.	725
77	Stoneridge, Inc.*	1,301
60	Tower International, Inc.	1,659
15	Valeo S.A.	922
		115,017
	CONSUMER STAPLES – 15.4%
588	Axfood A.B.	8,989
223	Central Garden & Pet Co. - Class A*	7,125
254	Greggs PLC	3,082
41	Ingles Markets, Inc. - Class A	1,921
100	Kato Sangyo Co., Ltd.	2,648
148	Omega Protein Corp.	3,767
560	Pilgrim's Pride Corp.	11,413
180	Salmar A.S.A.	4,550
21	SpartanNash Co.	733
836	SUPERVALU, Inc.*	3,160

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
238	Tyson Foods, Inc. - Class A	$14,889
92	USANA Health Sciences, Inc.*	5,341
4,411	Wm Morrison Supermarkets PLC	13,278
		80,896
	ENERGY – 2.2%
127	Alliance Resource Partners LP	2,902
38	EnLink Midstream LLC	730
188	TGS Nopec Geophysical Co. A.S.A.	4,126
54	Valero Energy Corp.	3,669
		11,427
	FINANCIALS – 0.4%
127	CYS Investments, Inc. - REIT	1,019
1,000	Towa Bank Ltd.	1,059
		2,078
	HEALTH CARE – 14.5%
238	AngioDynamics, Inc.*	3,891
800	Astellas Pharma, Inc.	10,767
51	Carl Zeiss Meditec A.G.	2,207
44	Centene Corp.*	3,102
33	CorVel Corp.*	1,333
500	Daiichi Sankyo Co., Ltd.	11,396
61	Endo International PLC*1	833
42	Express Scripts Holding Co.*	2,967
13	INC Research Holdings, Inc. - Class A*	567
63	LHC Group, Inc.*	3,025
54	Magellan Health, Inc.*	3,734
37	Mallinckrodt PLC*1	1,940
73	McKesson Corp.	10,960
100	Miraca Holdings, Inc.	4,789
99	Orthofix International N.V.*1	3,535
93	Phibro Animal Health Corp. - Class A	2,590
43	PRA Health Sciences, Inc.*	2,537
248	Quality Systems, Inc.*	3,784
119	Triple-S Management Corp. - Class B*1	2,222
		76,179
	INDUSTRIALS – 28.5%
261	ACCO Brands Corp.*	3,497
274	Allison Transmission Holdings, Inc.	9,859
169	ArcBest Corp.	4,960
4	Astronics Corp.*	134

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
27	B&B Tools A.B. - B Shares	$612
96	Comfort Systems USA, Inc.	3,662
160	Continental Building Products, Inc.*	3,912
539	Deutsche Post A.G.	18,487
115	Dfds A/S	6,326
141	Essendant, Inc.	2,246
92	Go-Ahead Group PLC	2,249
1,695	Hays PLC	3,424
173	Herman Miller, Inc.	5,156
2,000	Jiangsu Expressway Co., Ltd. - Class H	2,638
195	Kimball International, Inc. - Class B	3,198
147	Loomis A.B. - Class B	4,562
88	MasTec, Inc.*	3,454
94	MRC Global, Inc.*	1,900
89	MYR Group, Inc.*	3,338
53	Oesterreichische Post A.G.	1,927
1,227	Pagegroup PLC	6,469
2,031	QinetiQ Group PLC	6,983
115	Quad/Graphics, Inc.	3,122
816	Redde PLC	1,653
111	RPS Group PLC	340
32	Russel Metals, Inc.	639
100	Safran S.A.	7,115
300	Seino Holdings Co., Ltd.	3,456
934	Stagecoach Group PLC	2,406
291	Steelcase, Inc. - Class A	4,656
279	Swift Transportation Co.*	6,060
176	Thales S.A.	17,341
31	Vestas Wind Systems A/S	2,300
94	Wabash National Corp.	1,988
		150,069
	INFORMATION TECHNOLOGY – 7.4%
55	Amkor Technology, Inc.*	540
205	Cadence Design Systems, Inc.*	6,335
132	CSG Systems International, Inc.	5,202
56	Dialog Semiconductor PLC*	2,951
178	Electrocomponents PLC	1,050
55	Hackett Group, Inc.	1,109
103	Logitech International S.A.	2,979
332	Marvell Technology Group Ltd.[1]	5,179
12	MaxLinear, Inc. - Class A*	312

Oak Ridge Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
190	Net 1 UEPS Technologies, Inc.*	$2,527
90	Seagate Technology PLC[1]	4,337
39	Synopsys, Inc.*	2,786
162	Travelport Worldwide Ltd.[1]	2,057
94	Web.com Group, Inc.*	1,810
		39,174
	MATERIALS – 6.4%
55	Domtar Corp.	2,095
173	Greif, Inc. - Class A	9,866
121	LyondellBasell Industries N.V. - Class A1	11,040
30	Materion Corp.	1,045
211	Mercer International, Inc.	2,543
157	Mineral Resources Ltd.	1,346
100	Rayonier Advanced Materials, Inc.	1,326
63	Trinseo S.A.[1]	4,356
		33,617
	REAL ESTATE – 0.2%
43	Marcus & Millichap, Inc.*	1,176

	TELECOMMUNICATION SERVICES – 1.5%
159	CenturyLink, Inc.	3,857
6,000	China Communications Services Corp. Ltd. - Class H	4,012
		7,869
	TOTAL COMMON STOCKS (Cost $501,393)	517,502

	SHORT-TERM INVESTMENTS – 10.9%
57,474	Fidelity Institutional Government Portfolio, 0.44%[2]	57,474

	TOTAL SHORT-TERM INVESTMENTS (Cost $57,474)	57,474

	TOTAL INVESTMENTS – 109.2% (Cost $558,867)	574,976
	Liabilities in Excess of Other Assets – (9.2)%	(48,304)

	TOTAL NET ASSETS – 100.0%	$526,672

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.5%
	CONSUMER DISCRETIONARY – 16.8%
11	Amazon.com, Inc.*	$9,295
156	Comcast Corp. - Class A	5,838
43	Dick's Sporting Goods, Inc.	2,105
63	LKQ Corp.*	1,990
3	Priceline Group, Inc.*	5,172
98	Ross Stores, Inc.	6,721
59	Starbucks Corp.	3,355
29	Ulta Beauty, Inc.*	7,929
48	VF Corp.	2,518
		44,923
	CONSUMER STAPLES – 6.4%
56	Church & Dwight Co., Inc.	2,791
37	Costco Wholesale Corp.	6,556
75	Mondelez International, Inc. - Class A	3,294
41	PepsiCo, Inc.	4,525
		17,166
	ENERGY – 0.9%
25	EOG Resources, Inc.	2,425

	FINANCIALS – 1.8%
84	Intercontinental Exchange, Inc.	4,799

	HEALTH CARE – 22.0%
29	Acadia Healthcare Co., Inc.*	1,297
52	Acceleron Pharma, Inc.*	1,389
154	Akorn, Inc.*	3,205
30	Alexion Pharmaceuticals, Inc.*	3,937
9	Biogen, Inc.*	2,597
36	Cardinal Health, Inc.	2,929
53	Celgene Corp.*	6,546
80	Danaher Corp.	6,844
87	Depomed, Inc.*	1,426
75	Eli Lilly & Co.	6,211
35	Gilead Sciences, Inc.	2,467
20	Incyte Corp.*	2,662
14	Nevro Corp.*	1,344
16	Perrigo Co. PLC[1]	1,196
23	Sage Therapeutics, Inc.*	1,550
28	Shire PLC - ADR[1]	5,060
49	UnitedHealth Group, Inc.	8,104
		58,764

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 10.9%
10	Acuity Brands, Inc.	$2,113
83	AMETEK, Inc.	4,480
40	Fortive Corp.	2,306
43	Illinois Tool Works, Inc.	5,676
14	TransDigm Group, Inc.	3,559
33	Verisk Analytics, Inc. - Class A*	2,736
94	Waste Connections, Inc.[1]	8,215
		29,085
	INFORMATION TECHNOLOGY – 33.7%
15	Alliance Data Systems Corp.	3,645
9	Alphabet, Inc. - Class A*	7,604
10	Alphabet, Inc. - Class C*	8,232
42	ANSYS, Inc.*	4,484
126	Apple, Inc.	17,261
60	Cognizant Technology Solutions Corp. - Class A*	3,556
43	Criteo S.A. - ADR*1	2,020
68	EPAM Systems, Inc.*	5,007
56	Facebook, Inc. - Class A*	7,590
56	Fortinet, Inc.*	2,092
83	Intel Corp.	3,005
62	MAXIMUS, Inc.	3,699
194	Microsoft Corp.	12,412
70	Synchronoss Technologies, Inc.*	1,896
84	Visa, Inc. - Class A	7,387
		89,890
	MATERIALS – 2.0%
44	Ecolab, Inc.	5,455

	TOTAL COMMON STOCKS (Cost $233,680)	252,507

	SHORT-TERM INVESTMENTS – 23.6%
63,044	Fidelity Institutional Government Portfolio, 0.44%[2]	63,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,044)	63,044

	TOTAL INVESTMENTS – 118.1% (Cost $296,724)	315,551
	Liabilities in Excess of Other Assets – (18.1)%	(48,455)

	TOTAL NET ASSETS – 100.0%	$267,096

ADR – American Depository Receipt

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.0%
	CONSUMER DISCRETIONARY – 19.3%
2,860	Amazon.com, Inc.*	$2,416,814
1,945	Chipotle Mexican Grill, Inc.*	814,449
11,780	Home Depot, Inc.	1,707,040
35,115	LKQ Corp.*	1,108,932
800	Priceline Group, Inc.*	1,379,304
15,325	Starbucks Corp.	871,533
16,240	Time Warner, Inc.	1,594,930
14,755	TJX Cos., Inc.	1,157,530
12,125	VF Corp.	635,956
10,640	Walt Disney Co.	1,171,358
		12,857,846
	CONSUMER STAPLES – 8.7%
9,034	Constellation Brands, Inc. - Class A	1,434,689
9,150	Costco Wholesale Corp.	1,621,197
29,055	Mondelez International, Inc. - Class A	1,276,096
13,495	PepsiCo, Inc.	1,489,578
		5,821,560
	ENERGY – 1.7%
7,550	EOG Resources, Inc.	732,274
18,300	Kinder Morgan, Inc.	389,973
		1,122,247
	FINANCIALS – 2.2%
25,735	Intercontinental Exchange, Inc.	1,470,241

	HEALTH CARE – 20.4%
7,665	Alexion Pharmaceuticals, Inc.*	1,006,031
2,175	Biogen, Inc.*	627,705
17,615	Cardinal Health, Inc.	1,433,333
18,875	Celgene Corp.*	2,331,251
20,130	Danaher Corp.	1,722,121
21,845	Eli Lilly & Co.	1,808,984
10,065	Incyte Corp.*	1,339,652
3,890	Perrigo Co. PLC[1]	290,855
7,205	Shire PLC - ADR[1]	1,301,944
10,295	UnitedHealth Group, Inc.	1,702,587
		13,564,463
	INDUSTRIALS – 8.5%
5,145	Acuity Brands, Inc.	1,087,139
25,850	Fortive Corp.	1,490,252
13,155	Illinois Tool Works, Inc.	1,736,592

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
9,610	Middleby Corp.*	$1,333,003
		5,646,986
	INFORMATION TECHNOLOGY – 32.1%
3,315	Alphabet, Inc. - Class A*	2,800,943
1,945	Alphabet, Inc. - Class C*	1,601,143
34,885	Apple, Inc.	4,778,896
5,720	Broadcom Ltd.[1]	1,206,520
12,010	Cognizant Technology Solutions Corp. - Class A*	711,833
13,495	Facebook, Inc. - Class A*	1,829,112
26,310	Intel Corp.	952,422
9,720	MasterCard, Inc. - Class A	1,073,671
43,810	Microsoft Corp.	2,802,964
11,325	salesforce.com, Inc.*	921,289
30,655	Visa, Inc. - Class A	2,695,801
		21,374,594
	MATERIALS – 2.1%
11,440	Ecolab, Inc.	1,418,217

	TOTAL COMMON STOCKS (Cost $40,576,494)	63,276,154

	SHORT-TERM INVESTMENTS – 5.1%
3,364,818	Fidelity Institutional Government Portfolio, 0.44%[2]	3,364,818

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,364,818)	3,364,818

	TOTAL INVESTMENTS – 100.1% (Cost $43,941,312)	66,640,972
	Liabilities in Excess of Other Assets – (0.1)%	(92,998)

	TOTAL NET ASSETS – 100.0%	$66,547,974

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	CONSUMER DISCRETIONARY – 14.0%
108	Home Depot, Inc.	$15,650
355	Kohl's Corp.	15,130
190	Time Warner, Inc.	18,660
161	VF Corp.	8,444
119	Walt Disney Co.	13,101
		70,985
	CONSUMER STAPLES – 16.6%
347	Coca-Cola European Partners PLC[1]	12,037
83	Kraft Heinz Co.	7,595
249	Mondelez International, Inc. - Class A	10,936
186	PepsiCo, Inc.	20,531
224	Procter & Gamble Co.	20,400
267	Unilever PLC - ADR[1]	12,677
		84,176
	ENERGY – 6.8%
120	Chevron Corp.	13,500
156	Exxon Mobil Corp.	12,686
380	Kinder Morgan, Inc.	8,098
		34,284
	FINANCIALS – 14.1%
58	BlackRock, Inc.	22,473
169	CME Group, Inc.	20,527
313	JPMorgan Chase & Co.	28,364
		71,364
	HEALTH CARE – 16.7%
101	Amgen, Inc.	17,829
215	Cardinal Health, Inc.	17,495
175	Eli Lilly & Co.	14,492
102	Stryker Corp.	13,113
131	UnitedHealth Group, Inc.	21,665
		84,594
	INDUSTRIALS – 7.3%
104	Boeing Co.	18,744
136	Illinois Tool Works, Inc.	17,953
		36,697
	INFORMATION TECHNOLOGY – 20.2%
240	Apple, Inc.	32,878
169	Automatic Data Processing, Inc.	17,343
463	Cisco Systems, Inc.	15,825
514	Intel Corp.	18,607

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
274	Microsoft Corp.	$17,530
		102,183
	TELECOMMUNICATION SERVICES – 2.9%
294	Verizon Communications, Inc.	14,591

	TOTAL COMMON STOCKS (Cost $393,725)	498,874

	SHORT-TERM INVESTMENTS – 4.7%
23,753	Fidelity Institutional Government Portfolio, 0.44%[2]	23,753

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,753)	23,753

	TOTAL INVESTMENTS – 103.3% (Cost $417,478)	522,627
	Liabilities in Excess of Other Assets – (3.3)%	(16,503)

	TOTAL NET ASSETS – 100.0%	$506,124

ADR – American Depository Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Technology Insights Fund (“Technology Insights” or “Technology Insights Fund”), Oak Ridge Global Equity Fund (“Global Equity” or “Global Equity Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. Class A shares became effective December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Class A shares became effective December 1, 2015.

The Technology Insights Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Global Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on July 29, 2016, with Class I shares.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Large Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The International Small Cap Fund and Dynamic Small Cap Fund incurred offering costs of $21,579 and $21,588, respectively, which were amortized over a one-year period from September 30, 2015 (commencement of operations).

The Technology Insights Fund, Global Equity Fund and Disciplined Growth Fund each incurred offering costs of approximately $19,426, which are being amortized over a one-year period from July 29, 2016 (commencement of operations).

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund	Technology Insights Fund
Cost of investments	$1,173,345,078	$37,855,980	$1,116,176	$291,566

Gross unrealized appreciation	$488,307,109	$4,247,724	$121,496	$33,074
Gross unrealized depreciation	(41,675,280)	(840,193)	(33,803)	(1,887)
Net unrealized appreciation on investments	$446,631,829	$3,407,531	$87,693	$31,187

	Global Equity Fund	Disciplined Growth Fund	Large Cap Growth Fund	Dividend Growth Fund
Cost of investments	$558,867	$296,724	$44,010,300	$417,478

Gross unrealized appreciation	$37,225	$22,554	$23,998,136	$115,756
Gross unrealized depreciation	(21,116)	(3,727)	(1,367,464)	(10,607)
Net unrealized appreciation on investments	$16,109	$18,827	$22,630,672	$105,149

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,533,378,263	$-	$-	$1,533,378,263
Mutual Funds	29,612,028	-	-	29,612,028
Short-Term Investments	56,986,616	-	-	56,986,616
Total	$1,619,976,907	$-	$-	$1,619,976,907

International Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[2]	$39,211,619	$-	$-	$39,211,619
Short-Term Investments	2,051,892	-	-	2,051,892
Total	$41,263,511	$-	$-	$41,263,511

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,117,419	$-	$-	$1,117,419
Exchange-Traded Funds	24,811	-	-	24,811
Short-Term Investments	61,639	-	-	61,639
Total	$1,203,869	$-	$-	$1,203,869

Technology Insights Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$257,385	$-	$-	$257,385
Short-Term Investments	65,368	-	-	65,368
Total	$322,753	$-	$-	$322,753

Global Equity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$517,502	$-	$-	$517,502
Short-Term Investments	57,474	-	-	57,474
Total	$574,976	$-	$-	$574,976

Disciplined Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$252,507	$-	$-	$252,507
Short-Term Investments	63,044	-	-	63,044
Total	$315,551	$-	$-	$315,551

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Large Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$63,276,154	$-	$-	$63,276,154
Short-Term Investments	3,364,818	-	-	3,364,818
Total	$66,640,972	$-	$-	$66,640,972

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$498,874	$-	$-	$498,874
Short-Term Investments	23,753	-	-	23,753
Total	$522,627	$-	$-	$522,627

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Oak Ridge International Small Cap Fund	$27,325,000	$427,950	$-	$-	$1,859,078	$29,612,028	$427,950

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	2,500,000	39,625	-	2,539,625

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Note 6 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. As discussed in the prospectus supplement dated February 28, 2017, the Technology Insights Fund liquidated and ceased operations effectively March 30, 2017. Furthermore, as discussed in the prospectus supplement dated April 3, 2017, the Global Equity Fund will be liquidated on or about April 28, 2017. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	04/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	04/28/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	04/28/2017

*	Print the name and title of each signing officer under his or her signature.